Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue
Mobile	$ 122,638	$ 108,485	$ 188,654
Software	117,533	34,435	90,452
Software maintenance and consulting	459,878	360,322	391,795
Total revenue	700,049	503,242	670,901
Operating expenses
Cost of revenue	20,588	15,774	18,600
Selling, general and administrative	521,794	542,688	677,325
Research and development	72,120	49,031	76,243
Amortization of intangible assets
Total operating expenses	614,502	607,493	772,168
Income (loss) from operations	85,547	(104,251)	(101,267)
Other income:
Gain on disposition of assets		45,758	582
Gain on settlement			9,008
Gain on revaluation of Investment	604,013
Interest income , net	13,956	15,591	22,229
Total other income	617,969	61,349	31,819
Income tax benefit
Income (loss) from continuing operations	703,516	(42,902)	(69,443)
Loss from discontinued operations
Net income (loss)	$ 703,516	$ (42,902)	$ (69,448)
Other comprehensive income, net of tax
Foreign currency translation adjustment	$ (72,890)	$ (5,781)	$ (32,570)
Comprehensive Income	$ 630,626	$ (48,683)	$ (102,018)
Basic and diluted income (loss) per share from continuing operations	$ .086	$ (0.005)	$ (0.009)
Basic and diluted loss per share from discontinued operations	$ (.000)	$ 0.000	$ 0.000
Weighted average number of shares outstanding	8,136,348	8,126,222	7,973,352